Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital and warrants	Equity component of convertible unsecured senior notes	Contributed surplus	Deficit	Accumulated other comprehensive income (loss)
Beginning balance at Nov. 30, 2020	$ 3,224	$ 287,312	$ 4,457	$ 12,065	$ (300,129)	$ (481)
Beginning balance, Shares at Nov. 30, 2020		77,013,411
Total comprehensive loss
Net loss	(31,725)				(31,725)
Other comprehensive income
Net change in fair value of FVOCI financial assets	(197)					(197)
Exchange differences on translation of foreign operations	634					634
Total comprehensive loss	(31,288)				(31,725)	437
Transactions with owners, recorded directly in equity
Public issue of common shares and warrants	46,002	$ 46,002
Public issue of common shares and warrants (Shares)		16,727,900
Share issue costs	(3,394)				(3,394)
Exercise of warrants (Shares)		233,400
Exercise of warrants	742	$ 742
Share issue – Oncology		$ 668		(668)
Share issue – Oncology (Shares)		481,928
Share-based compensation plan
Share-based compensation for stock option plan	1,879			1,879
Exercise of stock options
Monetary consideration	595	$ 595
Monetary consideration Shares		665,000
Attributed value		$ 433		(433)
Total contributions by owners	45,824	$ 48,440		778	(3,394)
Total contributions by owners shares		18,108,228
Ending Balance at Nov. 30, 2021	17,760	$ 335,752	4,457	12,843	(335,248)	(44)
Ending Balance, Shares at Nov. 30, 2021		95,121,639
Total comprehensive loss
Net loss	(47,237)				(47,237)
Other comprehensive income
Net change in fair value of FVOCI financial assets	(360)					(360)
Exchange differences on translation of foreign operations	789					789
Total comprehensive loss	(46,808)				(47,237)	429
Transactions with owners, recorded directly in equity
Share issue costs	(164)				(164)
Share issue - ATM program	2,960	$ 2,960
Share issue - ATM program (shares)		1,600,000
Purchase of convertible unsecured senior notes	(200)		(2,325)	2,125
Share-based compensation plan
Share-based compensation for stock option plan	3,860			3,860
Exercise of stock options
Monetary consideration	21	$ 21
Monetary consideration Shares		84,660
Attributed value		$ 18		(18)
Total contributions by owners	6,477	$ 2,999	(2,325)	5,967	(164)
Total contributions by owners shares		1,684,660
Ending Balance at Nov. 30, 2022	$ (22,571)	$ 338,751	$ 2,132	$ 18,810	$ (382,649)	$ 385
Ending Balance, Shares at Nov. 30, 2022		96,806,299